UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC.

SMITH BARNEY TECHNOLOGY FUND

FORM N-Q
JULY 31, 2005

SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited)		July 31, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 100.3%
Communications Equipment — 16.9%
171,314	Cisco Systems Inc. *	$3,280,663
64,842	Comverse Technology Inc. *	1,639,854
23,698	Juniper Networks Inc. *	568,515
141,120	Motorola Inc.	2,988,922
123,655	Nokia Oyj, Sponsored ADR	1,972,297
52,868	QUALCOMM Inc.	2,087,757

	Total Communications Equipment	12,538,008

Computers & Peripherals — 23.2%
99,212	Dell Inc. *	4,015,110
224,424	EMC Corp. *	3,072,365
123,755	Hewlett-Packard Co.	3,046,848
49,090	International Business Machines Corp.	4,097,051
32,218	Lexmark International Inc., Class A Shares *	2,020,069
61,648	Western Digital Corp. *	924,103

	Total Computers & Peripherals	17,175,546

Electronic Equipment & Instruments — 4.2%
31,391	CDW Corp.	1,946,242
28,592	Flextronics International Ltd. *	387,136
17,424	Jabil Circuit Inc. *	543,454
47,156	Sanmina-SCI Corp. *	225,406

	Total Electronic Equipment & Instruments	3,102,238

Internet & Catalog Retail — 3.1%
15,494	eBay Inc. *	647,339
60,558	IAC/InterActiveCorp *	1,616,899

	Total Internet & Catalog Retail	2,264,238

IT Services — 4.7%
49,533	Accenture Ltd., Class A Shares *	1,240,306
17,506	Automatic Data Processing Inc.	777,441
11,370	DST Systems Inc. *	577,141
22,518	First Data Corp.	926,391

	Total IT Services	3,521,279

Semiconductors & Semiconductor Equipment — 20.2%
37,653	Altera Corp. *	823,471
83,214	Applied Materials Inc.	1,536,131
234,617	Intel Corp.	6,367,505
18,628	KLA-Tencor Corp.	963,068
33,140	Linear Technology Corp.	1,287,820
54,652	Microchip Technology Inc.	1,698,038
60,172	NVIDIA Corp. *	1,628,254
25,063	Xilinx Inc.	710,536

	Total Semiconductors & Semiconductor Equipment	15,014,823

Software — 28.0%
61,966	Amdocs Ltd. *	1,839,771
91,308	BEA Systems Inc. *	827,250
98,804	Check Point Software Technologies Ltd. *	2,226,054
55,320	Computer Associates International Inc.	1,518,534
49,325	McAfee Inc. *	1,548,805
240,134	Microsoft Corp.	6,149,832
263,751	Oracle Corp. *	3,581,739
102,765	Symantec Corp. *	2,257,747

See Notes to Schedule of Investments

1

SMITH BARNEY TECHNOLOGY FUND

Schedule of Investments (unaudited) (continued)		July 31, 2005

SHARES	SECURITY	VALUE

Software (continued)
43,769	Synopsys Inc. *	$810,164

	Total Software	20,759,896

	TOTAL COMMON STOCK
	(Cost — $67,972,131)	74,376,028

WARRANT

WARRANT — 0.0%
Communications Equipment — 0.0%
1,620	Lucent Technologies Inc., expires 12/10/07 (Cost — $0)	1,183

	TOTAL INVESTMENTS — 100.3% (Cost — $67,972,131#)	74,377,211
	Liabilities in Excess of Other Assets — (0.3)%	(216,391)

	TOTAL NET ASSETS — 100.0%	$74,160,820

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt

See Notes to Schedule of Investments

2

Notes to Schedule of Investments (unaudited)

1.  Organization and Significant Accounting Policies

Smith Barney Technology Fund (the “Fund”), is a separate non-diversified series of Smith Barney Sector Series Inc. ("Company"), which is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (“1940Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Concentration Risk. The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2.  Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,817,261
Gross unrealized depreciation	(3,412,181)

Net unrealized appreciation	$6,405,080

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ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer

Date	September 28, 2005